Note Investment Securities Held-to-maturity (Amortized cost, gross unrealized gains and losses, approximate fair value, weighted average yield and contractual maturities of investment securities HTM) (Parenthetical) (Detail) - USD ($)
$ in Millions
	Dec. 31, 2016	Dec. 31, 2015
Held To Maturity Securities Member
Schedule of Held-to-maturity Securities [Line Items]
Pledged Financial Instruments, Not Separately Reported, Other Debt Securities Held-to-maturity	$ 53.1	$ 57.2